AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Shares	Value
Common Stocks - 98.4%
Communication Services - 2.0%
Comcast Corp., Class A	29,412	$990,008
GCI Liberty, Inc. Escrow Share*,1,2	108,700	0

Total Communication Services		990,008
Consumer Discretionary - 10.2%
Genuine Parts Co.	9,594	1,115,302
Lennar Corp., Class A	12,394	1,626,589
LKQ Corp.	25,983	971,504
Papa John's International, Inc.[3]	33,493	1,325,318

Total Consumer Discretionary		5,038,713
Consumer Staples - 18.1%
BJ's Wholesale Club Holdings, Inc.*	27,378	2,711,791
The Kroger Co.[3]	32,251	1,987,952
Molson Coors Beverage Co., Class B	20,876	1,142,961
Target Corp.	13,186	1,818,481
Unilever PLC, Sponsored ADR (United Kingdom)	22,471	1,289,386

Total Consumer Staples		8,950,571
Energy - 3.8%
Delek US Holdings, Inc.	51,592	921,433
Kinder Morgan, Inc.	34,643	951,990

Total Energy		1,873,423
Financials - 25.2%
Assured Guaranty, Ltd. (Bermuda)	18,103	1,712,544
Berkshire Hathaway, Inc., Class B*	5,635	2,640,956
Fairfax Financial Holdings, Ltd. (Canada)	2,308	3,115,823
Global Payments, Inc.	9,817	1,107,849
WEX, Inc.*	9,787	1,799,731
Willis Towers Watson PLC (United Kingdom)	6,314	2,080,873

Total Financials		12,457,776
Health Care - 5.3%
Elevance Health, Inc.	3,702	1,464,881
Labcorp Holdings, Inc.	4,721	1,179,306

Total Health Care		2,644,187
Industrials - 20.2%
CNH Industrial, N.V. (United Kingdom)	136,710	1,760,825
	Shares	Value

CSX Corp.	60,303	$1,982,159
McGrath RentCorp	16,424	2,014,732
Rentokil Initial PLC, Sponsored ADR (United Kingdom)[3]	81,005	2,029,175
SS&C Technologies Holdings, Inc.	27,423	2,219,892

Total Industrials		10,006,783
Materials - 4.4%
CRH PLC	21,895	2,168,262
Real Estate - 4.1%
Mid-America Apartment Communities, Inc., REIT	12,777	1,949,514
Millrose Properties, Inc., Class A, REIT *	6,197	68,539

Total Real Estate		2,018,053
Utilities - 5.1%
Northwestern Energy Group, Inc.	35,061	1,890,139
Talen Energy Corp.*	2,896	642,130

Total Utilities		2,532,269

Total Common Stocks (Cost $41,063,153)		48,680,045

	Principal Amount
Short-Term Investments - 3.5%
Joint Repurchase Agreements - 1.8%[4]
Daiwa Capital Markets America, dated 01/31/25, due 02/03/25, 4.350% total to be received $890,471 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 02/13/25 - 02/01/55, totaling $907,951)	$890,148	890,148
Repurchase Agreements - 1.7%
Fixed Income Clearing Corp., dated 01/31/25, due 02/03/25, 4.100% total to be received $821,281 (collateralized by a U.S. Treasury Note, 4.250%, 03/15/27, totaling $837,507)	821,000	821,000

Total Short-Term Investments (Cost $1,711,148)		1,711,148
Total Investments - 101.9% (Cost $42,774,301)		50,391,193
Other Assets, less Liabilities - (1.9)%		(918,099)
Net Assets - 100.0%		$49,473,094

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At January 31, 2025, the cost and market value of the escrow shares is $0, which represents 0% of net assets.
[3]	Some of these securities, amounting to $5,023,734 or 10.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$12,457,776	—	—	$12,457,776
Industrials	10,006,783	—	—	10,006,783
Consumer Staples	8,950,571	—	—	8,950,571
Consumer Discretionary	5,038,713	—	—	5,038,713
Health Care	2,644,187	—	—	2,644,187
Utilities	2,532,269	—	—	2,532,269
Materials	2,168,262	—	—	2,168,262
Real Estate	1,949,514	$68,539	—	2,018,053
Energy	1,873,423	—	—	1,873,423
Communication Services	990,008	—	$0	990,008
Short-Term Investments
Joint Repurchase Agreements	—	890,148	—	890,148
Repurchase Agreements	—	821,000	—	821,000
Total Investments in Securities	$48,611,506	$1,779,687	$0	$50,391,193

At January 31, 2025, the Level 3 common stock was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.
For the period ended January 31, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$5,023,734	$890,148	$4,251,523	$5,141,671
The following table summarizes the securities received as collateral for securities lending at January 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	02/28/25-08/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.